Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Document Period End Date	May 31, 2024
C000244002 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	QRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 982-4372.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended May 31, 2024, the FPA Queens Road Small Cap Value Fund's Institutional Class (“Fund”) had positive performance of 22.82%. It outperformed its benchmark, the Russell 2000 Value Index (“Index”), by 106 basis points, with a return of 21.76%. The Investment Team (“Team”) believes a consistent process and long-term focus are key components of success. Through careful bottom-up research and fundamental analysis, the Team seeks companies in sound financial condition trading at discounts to their estimates of intrinsic value. The Team believes owning a diversified portfolio of value-creating companies acquired at attractive prices with a margin of safety has a high likelihood of investment success over time.
TOP PERFORMANCE CONTRIBUTOR*
Fabrinet (FN) is a contract manufacturer of optical communications components and modules. The company has a dominant position in hard-to-replicate precision-manufacturing technologies and an enviable track record of execution. The majority of Fabrinet’s sales are to networking equipment manufacturers but it has been successfully diversifying into the data center, industrial, auto, and medical end-markets. FN’s stock jumped after reporting quarter ending June 2023 earnings – datacenter sales increased 50% sequentially and more than 100% over the previous year, driven by their 800-gigabyte transceivers for Artificial Intelligence applications. The company also announced that Nvidia is a 10%+ customer. Fabrinet was a top-five holding in the Fund before its quarter ending June 2023 earnings announcement. Since then, the stock has appreciated considerably, and we have trimmed in keeping with our risk management policies. Given the growth in its forward earnings estimates, Fabrinet trades in line with its historical earnings multiples and remains a top five position for the Fund.
Sprouts Farmers Market (SFM) is a natural grocer with great merchandising and best-in-class gross margins.[1] The company has attractive returns on capital, great new store economics, and they are accelerating their unit growth from 12 stores a year to 35 stores in 2024 on a base of roughly 400 stores. Over the past year, the stock has performed well after reporting strong operating results and from a low initial valuation.[2] The stock jumped when the company reported Q4 2023 results and gave strong 2024 guidance on Feb. 22, 2024. We have maintained our position and allowed it to appreciate. Although SFM’s share price has increased faster than bottom line results, we believe SFM still trades in the “range of reasonableness” for a high-quality, non- cyclical franchise that can reinvest capital at attractive rates of return.
Deckers (DECK) is a footwear and apparel company that owns the UGG, Hoka, Teva, Sanuk, and Koolaburra brands. We think management has done a terrific job growing and extending the UGG franchise. Now they are replicating that success with Hoka running shoes which surpassed $1 billion in sales last year. At over thirty times forward earnings (as of Mar. 31, 2024), we have weighed Deckers’ valuation against the quality of its management team, strong brands, and net cash balance sheet and have trimmed our position. We first bought a small position in Deckers in 2015 and 2016 when the company was struggling with supply chain issues. Its stock price has increased more than ten times since then on excellent operating performance, and we have trimmed all the way up. Given the company’s exceptional financial performance and growth, we think the stock still trades in the “range of reasonableness.”
[1] As of March 31, 2024, Sprout’s gross margin was 38.3%. (Source: Form 10-Q for the quarter ended March 31, 2024).
[2] Source: Factset. On June 30, 2023, SFM’s share price was $36.73. This was 15x trailing EPS of $2.39 for the year ending Dec-22 and 13x forward EPS of $2.84 for the year ending Dec-23.
TOP PERFORMANCE DETRACTORS*
United Natural Foods (UNFI) distributes natural and organic food. Whole Foods is a 20% customer, but UNFI has done a reasonable job diversifying its product and customer base, with a big boost from its acquisition of SuperValu in 2018. The company’s share price has declined after a year’s worth of earnings misses and guidance revisions. UNFI is suffering from a combination of volatile food prices, consumers trading down from high-priced organic food items, and pricing and execution mistakes. Distribution is usually a resilient business model and, on a normalized basis, UNFI looks cheap. But UNFI is in full bore turnaround mode.[3] Most distributors run pretty lean, and we are wary of UNFI’s ability to wring operating efficiencies out of the business. Funds that could be used to pay down debt are required for warehouse automation investments. We lost confidence in UNFI and exited our position.
Darling Ingredients (DAR) is the world’s largest rendering operation with about 17% of the global market and a higher share in the core U.S. market.[4] The business is one part industrial where scale and route density are big advantages – they collect unused animal waste from slaughterhouses and butchers - and one part commodity – their plants process this waste into fats, bone meal and ingredients that trade at prices set by the global commodity markets. Finally, DAR’s Diamond Green Diesel joint venture with Valero turns animal fats into green energy – a business that benefits from renewables subsidies and tax credits. The company took on debt to make three large acquisitions in 2022, adding additional complexity as DAR integrates the acquisitions and de-levers. The stock has sold off because of weakness in DAR’s commodity end markets, falling renewable identification number (RIN) prices and lower earnings and guidance reported for the second and third quarters.[5] We first purchased Darling shares in 2008 and have watched as CEO Randy Stuewe has grown Darling from a minnow to a global behemoth. As of December 31, 2023, Darling trades at approximately 10x forward earnings and, despite the company’s commodity exposure and organizational complexity, we are comfortable holding a mid-sized position.
MasTec (MTZ) is a contractor that builds and repairs infrastructure for telecoms, electric utilities, oil and gas pipelines and the clean energy industry. The company benefits from strong spending for 5G in telecom and government support (including the Infrastructure Investment and Jobs Act) for clean energy and the electrical grid.[6] The Mas brothers have an impressive history of rolling up smaller players and growing earnings, most recently in the electrical and clean energy spaces. But we became uncomfortable with the low margins and competition in the electrical utility and clean energy businesses. On Aug 4, 2023, in its Q2 2023 earnings release, the company reduced guidance, and we began to exit our position, partially in Q3 2023 and fully by the end of Q4 2023.
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of May 31, 2024, the positions sizes for the securities mentioned as a percentage of net assets was: Fabrinet (4.92%), Sprouts Farmers Market (2.60%), Deckers (2.44%), United Natural Foods (0.84%), Darling Ingredients (1.76%), and MasTec (0.90%). The company data and statistics referenced in the Contributors and Detractors sections are sourced from company earnings, press releases, and financial disclosures unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth values. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.
Return on Invested Capital (ROIC) is a calculation used to assess a company's efficiency at allocating the capital under its control to profitable investments.
Renewable Identification Numbers (RINs) are the backbone of the system set up by the EPA to mark each gallon of renewable fuel that is produced in the US.  The central construct is that RINs are tradable and have a market price.  Producers or blenders can meet their obligations under the Renewable Fuel Standard by purchasing (rather than producing) RINs in the open market.  Darling is credited with RINs that it can sell when it produces renewable diesel at Green Diamond.
Forward Price-to-Earnings (forward P/E) is a version of the ratio of price-to-earnings (P/E) that uses forecasted earnings for the P/E calculation. While the earnings used in this formula are just an estimate and not as reliable as current or historical earnings data, there are still benefits to estimated P/E analysis.
Gross Margin is the percentage of a company’s revenue that’s retained after direct expenses are subtracted.
[3] Source: https://www.grocerydive.com/news/unfi-earnings-q3-2024-grocery-supermarket-wholesale/718080/
[4] Source: Mar 6, 2023 Raymond James Institutional Investors Conference transcript.
[5] Source: Darling 23Q2 and 23Q3 earnings releases; https://ir.darlingii.com/quarterly-results
[6] Source: Factset; Credit Suisse Industrials Conference; Dec 1, 2022.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	22.82%	11.56%
Russell 3000 Index	27.58%	11.68%
Russell 2000® Value Index	21.76%	9.39%
1	Institutional Class commenced operations on December 1, 2020.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund for the most recent performance information.
Net Assets	$ 724,939,663
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 4,196,098
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$724,939,663
Total number of portfolio holdings	50
Total advisory fee paid/(reimbursed)	$4,196,098
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	5.5%
InterDigital, Inc.	4.5%
Fabrinet	4.4%
Sprouts Farmers Market, Inc.	3.9%
PVH Corp.	3.8%
ServisFirst Bancshares, Inc.	3.3%
RLI Corp.	3.2%
Oshkosh Corp.	3.1%
Axos Financial, Inc.	2.7%
Enstar Group Ltd.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	5.5%
InterDigital, Inc.	4.5%
Fabrinet	4.4%
Sprouts Farmers Market, Inc.	3.9%
PVH Corp.	3.8%
ServisFirst Bancshares, Inc.	3.3%
RLI Corp.	3.2%
Oshkosh Corp.	3.1%
Axos Financial, Inc.	2.7%
Enstar Group Ltd.	2.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244001 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Advisor Class
Trading Symbol	QRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 982-4372.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended May 31, 2024, the FPA Queens Road Small Cap Value Fund's Advisor Class (“Fund”) had positive performance of 22.69%. It outperformed its benchmark, the Russell 2000 Value Index (“Index”), by 93 basis points, with a return of 21.76%. The Investment Team (“Team”) believes a consistent process and long-term focus are key components of success. Through careful bottom-up research and fundamental analysis, the Team seeks companies in sound financial condition trading at discounts to their estimates of intrinsic value. The Team believes owning a diversified portfolio of value-creating companies acquired at attractive prices with a margin of safety has a high likelihood of investment success over time.
TOP PERFORMANCE CONTRIBUTOR*
Fabrinet (FN) is a contract manufacturer of optical communications components and modules. The company has a dominant position in hard-to-replicate precision-manufacturing technologies and an enviable track record of execution. The majority of Fabrinet’s sales are to networking equipment manufacturers but it has been successfully diversifying into the data center, industrial, auto, and medical end-markets. FN’s stock jumped after reporting quarter ending June 2023 earnings – datacenter sales increased 50% sequentially and more than 100% over the previous year, driven by their 800-gigabyte transceivers for Artificial Intelligence applications. The company also announced that Nvidia is a 10%+ customer. Fabrinet was a top-five holding in the Fund before its quarter ending June 2023 earnings announcement. Since then, the stock has appreciated considerably, and we have trimmed in keeping with our risk management policies. Given the growth in its forward earnings estimates, Fabrinet trades in line with its historical earnings multiples and remains a top five position for the Fund.
Sprouts Farmers Market (SFM) is a natural grocer with great merchandising and best-in-class gross margins.[1] The company has attractive returns on capital, great new store economics, and they are accelerating their unit growth from 12 stores a year to 35 stores in 2024 on a base of roughly 400 stores. Over the past year, the stock has performed well after reporting strong operating results and from a low initial valuation.[2] The stock jumped when the company reported Q4 2023 results and gave strong 2024 guidance on Feb. 22, 2024. We have maintained our position and allowed it to appreciate. Although SFM’s share price has increased faster than bottom line results, we believe SFM still trades in the “range of reasonableness” for a high-quality, non- cyclical franchise that can reinvest capital at attractive rates of return.
Deckers (DECK) is a footwear and apparel company that owns the UGG, Hoka, Teva, Sanuk, and Koolaburra brands. We think management has done a terrific job growing and extending the UGG franchise. Now they are replicating that success with Hoka running shoes which surpassed $1 billion in sales last year. At over thirty times forward earnings (as of Mar. 31, 2024), we have weighed Deckers’ valuation against the quality of its management team, strong brands, and net cash balance sheet and have trimmed our position. We first bought a small position in Deckers in 2015 and 2016 when the company was struggling with supply chain issues. Its stock price has increased more than ten times since then on excellent operating performance, and we have trimmed all the way up. Given the company’s exceptional financial performance and growth, we think the stock still trades in the “range of reasonableness.”
[1] As of March 31, 2024, Sprout’s gross margin was 38.3%. (Source: Form 10-Q for the quarter ended March 31, 2024).
[2] Source: Factset. On June 30, 2023, SFM’s share price was $36.73. This was 15x trailing EPS of $2.39 for the year ending Dec-22 and 13x forward EPS of $2.84 for the year ending Dec-23.
TOP PERFORMANCE DETRACTORS*
United Natural Foods (UNFI) distributes natural and organic food. Whole Foods is a 20% customer, but UNFI has done a reasonable job diversifying its product and customer base, with a big boost from its acquisition of SuperValu in 2018. The company’s share price has declined after a year’s worth of earnings misses and guidance revisions. UNFI is suffering from a combination of volatile food prices, consumers trading down from high-priced organic food items, and pricing and execution mistakes. Distribution is usually a resilient business model and, on a normalized basis, UNFI looks cheap. But UNFI is in full bore turnaround mode.[3] Most distributors run pretty lean, and we are wary of UNFI’s ability to wring operating efficiencies out of the business. Funds that could be used to pay down debt are required for warehouse automation investments. We lost confidence in UNFI and exited our position.
Darling Ingredients (DAR) is the world’s largest rendering operation with about 17% of the global market and a higher share in the core U.S. market.[4] The business is one part industrial where scale and route density are big advantages – they collect unused animal waste from slaughterhouses and butchers - and one part commodity – their plants process this waste into fats, bone meal and ingredients that trade at prices set by the global commodity markets. Finally, DAR’s Diamond Green Diesel joint venture with Valero turns animal fats into green energy – a business that benefits from renewables subsidies and tax credits. The company took on debt to make three large acquisitions in 2022, adding additional complexity as DAR integrates the acquisitions and de-levers. The stock has sold off because of weakness in DAR’s commodity end markets, falling renewable identification number (RIN) prices and lower earnings and guidance reported for the second and third quarters.[5] We first purchased Darling shares in 2008 and have watched as CEO Randy Stuewe has grown Darling from a minnow to a global behemoth. As of December 31, 2023, Darling trades at approximately 10x forward earnings and, despite the company’s commodity exposure and organizational complexity, we are comfortable holding a mid-sized position.
MasTec (MTZ) is a contractor that builds and repairs infrastructure for telecoms, electric utilities, oil and gas pipelines and the clean energy industry. The company benefits from strong spending for 5G in telecom and government support (including the Infrastructure Investment and Jobs Act) for clean energy and the electrical grid.[6] The Mas brothers have an impressive history of rolling up smaller players and growing earnings, most recently in the electrical and clean energy spaces. But we became uncomfortable with the low margins and competition in the electrical utility and clean energy businesses. On Aug 4, 2023, in its Q2 2023 earnings release, the company reduced guidance, and we began to exit our position, partially in Q3 2023 and fully by the end of Q4 2023.
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of May 31, 2024, the positions sizes for the securities mentioned as a percentage of net assets was: Fabrinet (4.92%), Sprouts Farmers Market (2.60%), Deckers (2.44%), United Natural Foods (0.84%), Darling Ingredients (1.76%), and MasTec (0.90%). The company data and statistics referenced in the Contributors and Detractors sections are sourced from company earnings, press releases, and financial disclosures unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth values. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.
Return on Invested Capital (ROIC) is a calculation used to assess a company's efficiency at allocating the capital under its control to profitable investments.
Renewable Identification Numbers (RINs) are the backbone of the system set up by the EPA to mark each gallon of renewable fuel that is produced in the US.  The central construct is that RINs are tradable and have a market price.  Producers or blenders can meet their obligations under the Renewable Fuel Standard by purchasing (rather than producing) RINs in the open market.  Darling is credited with RINs that it can sell when it produces renewable diesel at Green Diamond.
Forward Price-to-Earnings (forward P/E) is a version of the ratio of price-to-earnings (P/E) that uses forecasted earnings for the P/E calculation. While the earnings used in this formula are just an estimate and not as reliable as current or historical earnings data, there are still benefits to estimated P/E analysis.
Gross Margin is the percentage of a company’s revenue that’s retained after direct expenses are subtracted.
[3] Source: https://www.grocerydive.com/news/unfi-earnings-q3-2024-grocery-supermarket-wholesale/718080/
[4] Source: Mar 6, 2023 Raymond James Institutional Investors Conference transcript.
[5] Source: Darling 23Q2 and 23Q3 earnings releases; https://ir.darlingii.com/quarterly-results
[6] Source: Factset; Credit Suisse Industrials Conference; Dec 1, 2022.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	22.69%	11.44%
Russell 3000 Index	27.58%	11.68%
Russell 2000® Value Index	21.76%	9.39%
1	Advisor Class commenced operations on December 1, 2020.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund for the most recent performance information.
Net Assets	$ 724,939,663
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 4,196,098
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$724,939,663
Total number of portfolio holdings	50
Total advisory fee paid/(reimbursed)	$4,196,098
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	5.5%
InterDigital, Inc.	4.5%
Fabrinet	4.4%
Sprouts Farmers Market, Inc.	3.9%
PVH Corp.	3.8%
ServisFirst Bancshares, Inc.	3.3%
RLI Corp.	3.2%
Oshkosh Corp.	3.1%
Axos Financial, Inc.	2.7%
Enstar Group Ltd.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	5.5%
InterDigital, Inc.	4.5%
Fabrinet	4.4%
Sprouts Farmers Market, Inc.	3.9%
PVH Corp.	3.8%
ServisFirst Bancshares, Inc.	3.3%
RLI Corp.	3.2%
Oshkosh Corp.	3.1%
Axos Financial, Inc.	2.7%
Enstar Group Ltd.	2.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244000 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	QRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 982-4372.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	$109	0.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended May 31, 2024, the FPA Queens Road Small Cap Value Fund's Investor Class (“Fund”) had positive performance of 22.62%. It outperformed its benchmark, the Russell 2000 Value Index (“Index”), by 86 basis points, with a return of 21.76%. The Investment Team (“Team”) believes a consistent process and long-term focus are key components of success. Through careful bottom-up research and fundamental analysis, the Team seeks companies in sound financial condition trading at discounts to their estimates of intrinsic value. The Team believes owning a diversified portfolio of value-creating companies acquired at attractive prices with a margin of safety has a high likelihood of investment success over time.
TOP PERFORMANCE CONTRIBUTOR*
Fabrinet (FN) is a contract manufacturer of optical communications components and modules. The company has a dominant position in hard-to-replicate precision-manufacturing technologies and an enviable track record of execution. The majority of Fabrinet’s sales are to networking equipment manufacturers but it has been successfully diversifying into the data center, industrial, auto, and medical end-markets. FN’s stock jumped after reporting quarter ending June 2023 earnings – datacenter sales increased 50% sequentially and more than 100% over the previous year, driven by their 800-gigabyte transceivers for Artificial Intelligence applications. The company also announced that Nvidia is a 10%+ customer. Fabrinet was a top-five holding in the Fund before its quarter ending June 2023 earnings announcement. Since then, the stock has appreciated considerably, and we have trimmed in keeping with our risk management policies. Given the growth in its forward earnings estimates, Fabrinet trades in line with its historical earnings multiples and remains a top five position for the Fund.
Sprouts Farmers Market (SFM) is a natural grocer with great merchandising and best-in-class gross margins.[1] The company has attractive returns on capital, great new store economics, and they are accelerating their unit growth from 12 stores a year to 35 stores in 2024 on a base of roughly 400 stores. Over the past year, the stock has performed well after reporting strong operating results and from a low initial valuation.[2] The stock jumped when the company reported Q4 2023 results and gave strong 2024 guidance on Feb. 22, 2024. We have maintained our position and allowed it to appreciate. Although SFM’s share price has increased faster than bottom line results, we believe SFM still trades in the “range of reasonableness” for a high-quality, non- cyclical franchise that can reinvest capital at attractive rates of return.
Deckers (DECK) is a footwear and apparel company that owns the UGG, Hoka, Teva, Sanuk, and Koolaburra brands. We think management has done a terrific job growing and extending the UGG franchise. Now they are replicating that success with Hoka running shoes which surpassed $1 billion in sales last year. At over thirty times forward earnings (as of Mar. 31, 2024), we have weighed Deckers’ valuation against the quality of its management team, strong brands, and net cash balance sheet and have trimmed our position. We first bought a small position in Deckers in 2015 and 2016 when the company was struggling with supply chain issues. Its stock price has increased more than ten times since then on excellent operating performance, and we have trimmed all the way up. Given the company’s exceptional financial performance and growth, we think the stock still trades in the “range of reasonableness.”
[1] As of March 31, 2024, Sprout’s gross margin was 38.3%. (Source: Form 10-Q for the quarter ended March 31, 2024).
[2] Source: Factset. On June 30, 2023, SFM’s share price was $36.73. This was 15x trailing EPS of $2.39 for the year ending Dec-22 and 13x forward EPS of $2.84 for the year ending Dec-23.
TOP PERFORMANCE DETRACTORS*
United Natural Foods (UNFI) distributes natural and organic food. Whole Foods is a 20% customer, but UNFI has done a reasonable job diversifying its product and customer base, with a big boost from its acquisition of SuperValu in 2018. The company’s share price has declined after a year’s worth of earnings misses and guidance revisions. UNFI is suffering from a combination of volatile food prices, consumers trading down from high-priced organic food items, and pricing and execution mistakes. Distribution is usually a resilient business model and, on a normalized basis, UNFI looks cheap. But UNFI is in full bore turnaround mode.[3] Most distributors run pretty lean, and we are wary of UNFI’s ability to wring operating efficiencies out of the business. Funds that could be used to pay down debt are required for warehouse automation investments. We lost confidence in UNFI and exited our position.
Darling Ingredients (DAR) is the world’s largest rendering operation with about 17% of the global market and a higher share in the core U.S. market.[4] The business is one part industrial where scale and route density are big advantages – they collect unused animal waste from slaughterhouses and butchers - and one part commodity – their plants process this waste into fats, bone meal and ingredients that trade at prices set by the global commodity markets. Finally, DAR’s Diamond Green Diesel joint venture with Valero turns animal fats into green energy – a business that benefits from renewables subsidies and tax credits. The company took on debt to make three large acquisitions in 2022, adding additional complexity as DAR integrates the acquisitions and de-levers. The stock has sold off because of weakness in DAR’s commodity end markets, falling renewable identification number (RIN) prices and lower earnings and guidance reported for the second and third quarters.[5] We first purchased Darling shares in 2008 and have watched as CEO Randy Stuewe has grown Darling from a minnow to a global behemoth. As of December 31, 2023, Darling trades at approximately 10x forward earnings and, despite the company’s commodity exposure and organizational complexity, we are comfortable holding a mid-sized position.
MasTec (MTZ) is a contractor that builds and repairs infrastructure for telecoms, electric utilities, oil and gas pipelines and the clean energy industry. The company benefits from strong spending for 5G in telecom and government support (including the Infrastructure Investment and Jobs Act) for clean energy and the electrical grid.[6] The Mas brothers have an impressive history of rolling up smaller players and growing earnings, most recently in the electrical and clean energy spaces. But we became uncomfortable with the low margins and competition in the electrical utility and clean energy businesses. On Aug 4, 2023, in its Q2 2023 earnings release, the company reduced guidance, and we began to exit our position, partially in Q3 2023 and fully by the end of Q4 2023.
*The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. As of May 31, 2024, the positions sizes for the securities mentioned as a percentage of net assets was: Fabrinet (4.92%), Sprouts Farmers Market (2.60%), Deckers (2.44%), United Natural Foods (0.84%), Darling Ingredients (1.76%), and MasTec (0.90%). The company data and statistics referenced in the Contributors and Detractors sections are sourced from company earnings, press releases, and financial disclosures unless otherwise noted. Past performance is no guarantee, nor is it indicative, of future results.
Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. The Russell 2000 Value Index measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth values. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A total return index computes the index value based on capital gains plus cash payments such as dividends and interest.
Return on Invested Capital (ROIC) is a calculation used to assess a company's efficiency at allocating the capital under its control to profitable investments.
Renewable Identification Numbers (RINs) are the backbone of the system set up by the EPA to mark each gallon of renewable fuel that is produced in the US.  The central construct is that RINs are tradable and have a market price.  Producers or blenders can meet their obligations under the Renewable Fuel Standard by purchasing (rather than producing) RINs in the open market.  Darling is credited with RINs that it can sell when it produces renewable diesel at Green Diamond.
Forward Price-to-Earnings (forward P/E) is a version of the ratio of price-to-earnings (P/E) that uses forecasted earnings for the P/E calculation. While the earnings used in this formula are just an estimate and not as reliable as current or historical earnings data, there are still benefits to estimated P/E analysis.
Gross Margin is the percentage of a company’s revenue that’s retained after direct expenses are subtracted.
[3] Source: https://www.grocerydive.com/news/unfi-earnings-q3-2024-grocery-supermarket-wholesale/718080/
[4] Source: Mar 6, 2023 Raymond James Institutional Investors Conference transcript.
[5] Source: Darling 23Q2 and 23Q3 earnings releases; https://ir.darlingii.com/quarterly-results
[6] Source: Factset; Credit Suisse Industrials Conference; Dec 1, 2022.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	22.62%	12.49%	8.40%
Russell 3000 Index	27.58%	15.00%	12.09%
Russell 2000® Value Index	21.76%	8.77%	6.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund for the most recent performance information.
Net Assets	$ 724,939,663
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 4,196,098
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$724,939,663
Total number of portfolio holdings	50
Total advisory fee paid/(reimbursed)	$4,196,098
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	5.5%
InterDigital, Inc.	4.5%
Fabrinet	4.4%
Sprouts Farmers Market, Inc.	3.9%
PVH Corp.	3.8%
ServisFirst Bancshares, Inc.	3.3%
RLI Corp.	3.2%
Oshkosh Corp.	3.1%
Axos Financial, Inc.	2.7%
Enstar Group Ltd.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	5.5%
InterDigital, Inc.	4.5%
Fabrinet	4.4%
Sprouts Farmers Market, Inc.	3.9%
PVH Corp.	3.8%
ServisFirst Bancshares, Inc.	3.3%
RLI Corp.	3.2%
Oshkosh Corp.	3.1%
Axos Financial, Inc.	2.7%
Enstar Group Ltd.	2.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000243218 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Value Fund
Class Name	FPA Queens Road Value Fund
Trading Symbol	QRVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Queens Road Value Fund (“Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-value-fund. You can also request this information by contacting us at (800) 982-4372.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-value-fund
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Value Fund (QRVLX)	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending May 31, 2024, the FPA Queens Road Value Fund’s (“Fund”) net return was 32.53%, which includes reinvestment of all distributions. The S&P 500 Value Index (“Index”) return for the same period was 24.03%.
What affected the Fund’s performance?
Fund performance can be attributed to the following:*
From an allocation perspective, the biggest contributor to performance was the Fund’s relatively high exposure to Industrials and Financials (i.e., 27.21% and 31.65% of total net assets, respectively for the Fund, vs 11.85% and 20.73%, respectively, for the Index). These sectors were two of the Index’s four best performing sectors for the S&P 500 Value Index over the past year (Index sector return over the past year of 29.04% and 35.85%, respectively). These were the Fund’s two largest sectors.
The Fund also benefitted from strong stock selection within Industrials with three holdings making up over a third of the Fund’s annual return (Eaton contributed 5.69% of the portfolio over the past year with the stock up 92.39% over that period, Trane Technologies contributed 5.39% with the stock up 103.49% and General Dynamics contributed 2.56% with the stock up 50.14%).
The Fund’s positions in Healthcare holdings Pfizer and Centene Corporation were a drag on the Fund’s performance during the period. Centene detracted 0.36% over the past year with the stock down 5.81% over the period while Pfizer detracted 0.59% with the stock down 22.09%.
The Fund did not own any Energy or Materials holdings, which were strong performers for the S&P 500 Value over the past year (43.80% and 27.60%, respectively). The Fund’s Information Technology holdings lagged those of the S&P 500 Value. This is largely due to the Fund not owning AI themed stocks, such as Microsoft, Broadcom, Micron, and Adobe.
* The Fund’s contribution to return is presented gross of investment management fees, transactions costs, and Fund operating expenses, which if included, would reduce the returns presented. The information provided does not reflect all positions purchased, sold or recommended during the trailing twelve months (“TTM”). It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities or sectors listed. The share price changes noted may not equate with the performance of the holding in the Fund. As of May 31, 2024, the securities noted represented the following weights as a percentage of net assets: Eaton (7.70%), Trane Technologies (6.58%), General Dynamics (5.42%), Pfizer (2.89%), and Centene Corporation (0.33%). Indices are unmanaged and do not reflect any commissions, transaction costs, or fees and expenses which would be incurred by an investor purchasing the underlying securities and which would reduce the performance in an actual account. You cannot invest directly in an index. S&P 500 Value Index measures constituents from the S&P 500 Index that are classified as value stocks based on three factors: the ratios of book value, earnings, and sales to price. The index is a modified market cap-weighted index. Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA Queens Road Value Fund (QRVLX)	32.53%	13.12%	10.47%
S&P 500® Index	28.19%	15.80%	12.69%
S&P 500® Value Index	24.03%	13.79%	10.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/overview/fpa-queens-value-fund for the most recent performance information.
Net Assets	$ 47,467,593
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ (4,513)
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$47,467,593
Total number of portfolio holdings	30
Total advisory fee paid/(reimbursed)	$(4,513)
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Trane Technologies PLC	7.0%
Eaton Corp. PLC	7.0%
American Express Co.	5.6%
Ameriprise Financial, Inc.	5.5%
Elevance Health, Inc.	5.1%
General Dynamics Corp.	5.1%
Oracle Corp.	5.0%
Pfizer, Inc.	4.6%
Centene Corp.	4.5%
Hershey Co.	4.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Trane Technologies PLC	7.0%
Eaton Corp. PLC	7.0%
American Express Co.	5.6%
Ameriprise Financial, Inc.	5.5%
Elevance Health, Inc.	5.1%
General Dynamics Corp.	5.1%
Oracle Corp.	5.0%
Pfizer, Inc.	4.6%
Centene Corp.	4.5%
Hershey Co.	4.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.